Equity - Summary of Dividends Declared (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Millions	3 Months Ended													12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Dividends [Line Items]
Total Amount														₱ 15,615	₱ 13,887	₱ 16,479
Events After Reporting Period [Member]
Disclosure Of Dividends [Line Items]
Total Amount	₱ 8,441
Series JJ Cumulative Convertible Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date				May 09, 2019				Jun. 13, 2018				May 12, 2017
Record Date				May 31, 2019				Jun. 28, 2018				Jun. 01, 2017
Payable Date				Jun. 28, 2019				Jun. 29, 2018				Jun. 30, 2017
Per Share Amount				₱ 1.00				₱ 1.00				₱ 1.00
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date		Nov. 07, 2019	Aug. 08, 2019	May 09, 2019	Jan. 29, 2019	Nov. 08, 2018	Aug. 09, 2018	May 10, 2018	Jan. 22, 2018	Nov. 09, 2017	Aug. 10, 2017	May 12, 2017	Feb. 07, 2017
Record Date		Nov. 22, 2019	Aug. 27, 2019	May 24, 2019	Feb. 22, 2019	Nov. 23, 2018	Aug. 28, 2018	May 25, 2018	Feb. 21, 2018	Nov. 28, 2017	Aug. 25, 2017	May 26, 2017	Feb. 24, 2017
Payable Date		Dec. 15, 2019	Sep. 15, 2019	Jun. 15, 2019	Mar. 15, 2019	Dec. 15, 2018	Sep. 15, 2018	Jun. 15, 2018	Mar. 15, 2018	Dec. 15, 2017	Sep. 15, 2017	Jun. 15, 2017	Mar. 15, 2017
Total Amount		₱ 12	₱ 13	₱ 12	₱ 12	₱ 12	₱ 13	₱ 12	₱ 12	₱ 12	₱ 13	₱ 12	₱ 12
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member] | Events After Reporting Period [Member]
Disclosure Of Dividends [Line Items]
Approved Date	Jan. 28, 2020
Record Date	Feb. 24, 2020
Payable Date	Mar. 15, 2020
Total Amount	₱ 12
Non-Convertible Redeemable Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Total Amount														49	49	49
Voting Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date		Dec. 03, 2019	Sep. 24, 2019	Jun. 11, 2019	Mar. 07, 2019	Dec. 04, 2018	Sep. 25, 2018	Jun. 13, 2018	Mar. 08, 2018	Dec. 05, 2017	Sep. 26, 2017	Jun. 13, 2017	Mar. 07, 2017
Record Date		Dec. 18, 2019	Oct. 08, 2019	Jun. 28, 2019	Mar. 27, 2019	Dec. 19, 2018	Oct. 09, 2018	Jun. 29, 2018	Mar. 28, 2018	Dec. 20, 2017	Oct. 10, 2017	Jun. 27, 2017	Mar. 30, 2017
Payable Date		Jan. 15, 2020	Oct. 15, 2019	Jul. 15, 2019	Apr. 15, 2019	Jan. 15, 2019	Oct. 15, 2018	Jul. 15, 2018	Apr. 15, 2018	Jan. 15, 2018	Oct. 15, 2017	Jul. 15, 2017	Apr. 15, 2017
Total Amount		₱ 3	₱ 2	₱ 2	₱ 3	₱ 3	₱ 2	₱ 2	₱ 3	₱ 3	₱ 2	₱ 2	₱ 3	10	10	10
Voting Preferred Stock [Member] | Events After Reporting Period [Member]
Disclosure Of Dividends [Line Items]
Approved Date	Mar. 05, 2020
Record Date	Mar. 25, 2020
Payable Date	Apr. 15, 2020
Total Amount	₱ 3
Common Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date			Aug. 08, 2019		Mar. 21, 2019		Aug. 09, 2018		Mar. 27, 2018		Aug. 10, 2017		Mar. 07, 2017
Record Date			Aug. 27, 2019		Apr. 04, 2019		Aug. 28, 2018		Apr. 13, 2018		Aug. 25, 2017		Mar. 21, 2017
Payable Date			Sep. 10, 2019		Apr. 23, 2019		Sep. 11, 2018		Apr. 27, 2018		Sep. 08, 2017		Apr. 06, 2017
Per Share Amount			₱ 36.00		₱ 36.00		₱ 36.00		₱ 28.00		₱ 49.00		₱ 28.00
Total Amount			₱ 7,778		₱ 7,778		₱ 7,778		₱ 6,050		₱ 10,371		₱ 6,049	₱ 15,556	₱ 13,828	₱ 16,420
Common Stock [Member] | Events After Reporting Period [Member]
Disclosure Of Dividends [Line Items]
Approved Date	Mar. 05, 2020
Record Date	Mar. 19, 2020
Payable Date	Apr. 03, 2020
Per Share Amount	₱ 39
Total Amount	₱ 8,426
Non-Convertible Redeemable and Voting Preferred Stock [Member] | Events After Reporting Period [Member]
Disclosure Of Dividends [Line Items]
Total Amount	₱ 15